Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep. 01, 2012
Gotham Absolute Return Fund (Prospectus Summary) | Gotham Absolute Return Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Gotham Absolute Return Fund (the "Fund") seeks long-term capital appreciation and to achieve positive returns during most annual periods in an efficient, risk-adjusted manner.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund's Institutional Class shares for the time periods indicated and then redeem all of your shares at the end of those periods.  The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing under normal circumstances in long and short positions of equity and equity-related securities.  Equity securities include common and preferred stocks.
Equity-related securities include convertible bonds, convertible preferred stock, warrants and rights. There are no limits on the market capitalizations of the companies in which the Fund may invest.  The Fund will principally invest in equity and equity-related securities of U.S. issuers but may invest in equity and equity-related securities of foreign issuers.

The Fund will generally take long positions in securities that the Adviser believes to be undervalued and short positions in securities that the Adviser believes to be overvalued, based on the Adviser's analysis of the issuer's financial reports and market valuation.  Using a proprietary methodology, securities are analyzed and ranked by the Adviser's research team.  Such analysis forms the basis of the Adviser's proprietary database that is used to generate the portfolio.  By taking both long and short positions, the Adviser attempts to provide protection in down markets relative to a fund that takes only long positions. The Adviser seeks to maintain the Fund's net equity market exposure, which is the value of the Fund's long positions minus its short positions, in the range of approximately 0%-70%.  In addition, the Adviser expects that the Fund's gross equity market exposure, which is the value of the
Fund's long positions plus its short positions, will not exceed 190%.  It is anticipated that the Fund will frequently adjust the size of its long and short positions.  Accordingly, the Fund may experience a high portfolio turnover rate
(over 100%).

The Fund takes short positions by engaging in short sales (on individual securities held or on an index or basket of securities whose constituents are held in whole or in part or for which liquid assets have been segregated). A short sale on an individual security typically involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose the seller to the risk that it will be required to acquire securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss. When making a short sale, the Fund must segregate liquid assets equal to (or otherwise cover or offset) its obligations under the short sale. As the seller of a short position, the Fund generally realizes a profit on the transaction if the price it receives on the short sale exceeds the cost of closing out the position by purchasing securities in the market, but generally realizes a loss if the cost of closing out the short position exceeds the proceeds of the short sale. The Fund records interest or dividend expense on its liabilities with respect to securities sold short.

To the extent consistent with the Fund's investment objective, the Adviser also aims to manage the Fund's assets in as tax efficient a manner as practicable, particularly with respect to minimizing capital gains distributions to shareholders.  Since short-term capital gains are subject to a higher federal tax rate, the Adviser generally will look to minimize short-term capital gains and offset such gains with short-term capital losses.  At the same time, the
Adviser generally will look to maximize long-term capital gains and minimize long-term capital losses.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its investment objective by investing under normal circumstances in long and short positions of equity and equity-related securities.
Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return.  It is possible to lose money by investing in the Fund.

o Equity Securities Risk:  Stock markets are volatile.  The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

o Short Sale Risk:  Short sale risk includes the potential loss of more money than the actual cost of the investment and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

o Management Risk:  As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the
  Fund's performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

o Foreign Securities Risk: The risk that investing in foreign (non-U.S.)
  securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund's investments to decline.

o Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Small-cap and mid-cap companies may be more vulnerable than large-cap companies to adverse business or economic developments.
  Securities of such companies may be less liquid and more volatile than securities of large-cap companies and therefore may involve greater risk.

o Portfolio Turnover Risk:  The Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund's best interest to do so. These transactions will increase the Fund's
  "portfolio turnover." High turnover rates generally result in higher brokerage costs to the Fund and in higher net taxable gain for shareholders, and may reduce the Fund's returns.

o Limited History of Operations: The Fund is a recently formed mutual fund and has a limited history of operations. The Adviser also has a limited history of advising a mutual fund, but its portfolio managers and employees are persons with experience in managing investment portfolios,including portfolios with similar types of investments to those in which the Fund invests.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund's performance information is only shown when the Fund has had a full calendar year of operations.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund's performance information is only shown when the Fund has had a full calendar year of operations.
Gotham Absolute Return Fund (Prospectus Summary) | Gotham Absolute Return Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 365 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	2.00%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend and Interest Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.90%	[1]
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.92%	[1]
Other Expenses	rr_OtherExpensesOverAssets	1.82%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.82%	[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.67%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	3.15%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	318
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	971

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	Gotham Asset Management, LLC ("Gotham" or the "Adviser") has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding any class-specific fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, "Acquired Fund fees and expenses" and brokerage commissions) do not exceed 2.25% (on an annual basis) of average daily net assets of the Fund (the "Expense Limitation"). The Expense Limitation will remain in place until August 31, 2015, unless the Board of Trustees of FundVantage Trust (the "Trust") approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation.